DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows £ in Millions	Dec. 31, 2018 GBP (£)
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 150,971
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 417
Average fixed interest rate	2.06%
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 86,451
Average fixed interest rate	1.75%
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 30,834
Average fixed interest rate	2.98%
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 393
Average fixed interest rate	1.38%
Fair value hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 32,876
Average fixed interest rate	1.65%
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 153,223
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 421
Average fixed interest rate	2.09%
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 87,350
Average fixed interest rate	1.78%
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 31,327
Average fixed interest rate	2.97%
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 458
Average fixed interest rate	1.33%
Fair value hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 33,667
Average fixed interest rate	1.72%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 490
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Group [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 36
Average fixed interest rate	4.82%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 283
Average fixed interest rate	5.88%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 171
Average fixed interest rate	4.44%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 490
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Bank [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 36
Average fixed interest rate	4.82%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 283
Average fixed interest rate	5.88%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | The Bank [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 171
Average fixed interest rate	4.44%
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | Euro to USD | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.13
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | Euro to USD | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.13
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | USD to GBP [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | USD to GBP [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Group [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.22
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.19
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.03
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Bank [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.22
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.19
Fair value hedges [member] | Interest rate swap contract [member] | Currency swap contract [member] | NOK to GBP | The Bank [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	9.03
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 556,945
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 11,204
Average fixed interest rate	1.03%
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 292,712
Average fixed interest rate	1.46%
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 181,843
Average fixed interest rate	1.85%
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 4,874
Average fixed interest rate	1.47%
Cash flow hedges [member] | Interest rate swap contract [member] | The Group [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 66,312
Average fixed interest rate	0.99%
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 146,018
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than one month and not later than three months [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 4,170
Average fixed interest rate	1.52%
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 75,609
Average fixed interest rate	1.69%
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 48,387
Average fixed interest rate	2.15%
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 1,199
Average fixed interest rate	1.33%
Cash flow hedges [member] | Interest rate swap contract [member] | The Bank [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 16,653
Average fixed interest rate	1.57%
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 8,024
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	1,412
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	5,903
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Group [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	67
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Group [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	642
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	541
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	261
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | The Bank [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Notional (in Pounds)	£ 280
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.10
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0.00
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Group [member] | Not later than one month [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.15
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Group [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.14
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.10
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | Euro to USD | The Bank [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.12
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | USD to GBP [member] | The Group [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.21
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | USD to GBP [member] | The Group [member] | Later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.28
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | USD to GBP [member] | The Group [member] | Later than three months and not later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.28
Cash flow hedges [member] | Foreign Exchange Contract [Member] | Currency swap contract [member] | USD to GBP [member] | The Bank [member] | Later than one year and not later than five years [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.42